SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Product revenues	¥ 12,425,902	$ 1,949,895	¥ 8,203,157	¥ 3,952,053
Cost of products sold	(11,804,807)	(1,852,432)	(7,837,325)	(3,786,870)
Segment (loss)/profit	621,095		365,832	165,183
Revenue from Contract with Customer, Excluding Assessed Tax	12,425,902	$ 1,949,895	8,203,157	3,952,053
Product
Segment reporting
Product revenues	12,331,705		8,156,672	3,929,698
Revenue from Contract with Customer, Excluding Assessed Tax	12,331,705		8,156,672	3,929,698
Service
Segment reporting
Product revenues	94,197		46,485	22,355
Revenue from Contract with Customer, Excluding Assessed Tax	94,197		46,485	22,355
MP Service
Segment reporting
Product revenues	52,309		30,533	17,239
Revenue from Contract with Customer, Excluding Assessed Tax	52,309		30,533	17,239
Other Services
Segment reporting
Product revenues	41,888		15,952	5,116
Revenue from Contract with Customer, Excluding Assessed Tax	41,888		15,952	5,116
B2C segment
Segment reporting
Product revenues	491,855		666,223	636,430
Service revenues	30,896		25,043	17,818
Cost of products sold	(413,333)		(551,998)	(535,577)
Segment (loss)/profit	109,418		139,268	118,671
Revenue from Contract with Customer, Excluding Assessed Tax	491,855		666,223	636,430
B2B segment
Segment reporting
Product revenues	11,839,850		7,490,449	3,293,268
Service revenues	63,301		21,442	4,537
Cost of products sold	(11,391,474)		(7,285,327)	(3,251,293)
Segment (loss)/profit	511,677		226,564	46,512
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 11,839,850		¥ 7,490,449	¥ 3,293,268